Long-term Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jul. 31, 2022	Jan. 31, 2022
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	$ 0.2	$ 0.2
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Available for use	350.0
Long-term Line of Credit, Total	0.0
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member] | Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	500.0
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member] | Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 350.0
Line of Credit Borrowings to Support Foreign Exchange and Interest Rate Hedging [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Term (Year)	5 years
Senior Secured Credit Facility [Member] | Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.40%
Senior Secured Credit Facility [Member] | Maximum | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Senior Secured Credit Facility [Member] | Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.20%
Senior Secured Credit Facility [Member] | Minimum | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%